REDEEMABLE PREFERRED SHARES - Movement (Details) - CNY (¥) ¥ in Thousands		1 Months Ended				4 Months Ended	12 Months Ended
	Aug. 13, 2014	Aug. 31, 2014	Jun. 30, 2014	Mar. 31, 2011	Jan. 31, 2007	Dec. 22, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 2,395,314
Balance at beginning of year (in shares)							349,087,677
Change in redemption value							¥ 205,670	¥ (110,926)	¥ (69,116)
Conversion to ordinary shares							2,311,132
Balance at end of year								¥ 2,395,314
Balance at end of year (in shares)								349,087,677
Redeemable preferred shares
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 2,395,314	¥ 2,164,039	¥ 262,490
Balance at beginning of year (in shares)							349,087,677	349,087,677	74,800,000
Issuance of redeemable preferred shares - in relation to business combination									¥ 711,297
Issuance of redeemable preferred shares - in relation to business combination (in shares)									110,810,606
Issuance of redeemable preferred shares - third party investor									¥ 1,501,167
Issuance of redeemable preferred shares - third party investor (in shares)									238,526,241
Extinguishment of redeemable preferred shares upon repurchase									¥ (401,766)
Extinguishment of redeemable preferred shares upon repurchase (in shares)									(75,049,170)
Extinguishment of redeemable preferred shares upon exchange									¥ 29,615
Extinguishment of redeemable preferred shares upon exchange (in shares)						(35,393,262)
Change in redemption value							¥ (205,670)	¥ 110,926	69,116
Conversion to ordinary shares							¥ (2,311,132)
Conversion to ordinary shares (in shares)							(349,087,677)
Foreign exchange impact							¥ 121,488	120,349	(7,880)
Balance at end of year								¥ 2,395,314	¥ 2,164,039
Balance at end of year (in shares)								349,087,677	349,087,677
Series A
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 107,428	¥ 97,274	¥ 198,434
Balance at beginning of year (in shares)							29,635,045	29,635,045	63,250,000
Issuance of redeemable preferred shares - third party investor (in shares)					53,625,000
Extinguishment of redeemable preferred shares upon repurchase									¥ (76,473)
Extinguishment of redeemable preferred shares upon repurchase (in shares)	(23,533,064)								(23,533,064)
Extinguishment of redeemable preferred shares upon exchange									¥ (32,803)
Extinguishment of redeemable preferred shares upon exchange (in shares)						(10,081,891)			(10,081,891)
Change in redemption value							¥ (39,098)	¥ 4,029	¥ 6,824
Conversion to ordinary shares							¥ (72,965)
Conversion to ordinary shares (in shares)							(29,635,045)
Foreign exchange impact							¥ 4,635	6,125	1,292
Balance at end of year								¥ 107,428	¥ 97,274
Balance at end of year (in shares)								29,635,045	29,635,045
Series A*
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 39,575	¥ 39,575
Balance at beginning of year (in shares)							6,916,645	6,916,645
Issuance of redeemable preferred shares - in relation to business combination									¥ 80,965
Issuance of redeemable preferred shares - in relation to business combination (in shares)			14,149,705						14,149,705
Extinguishment of redeemable preferred shares upon repurchase									¥ (31,497)
Extinguishment of redeemable preferred shares upon repurchase (in shares)	(5,503,899)								(5,503,899)
Extinguishment of redeemable preferred shares upon exchange									¥ (9,896)
Extinguishment of redeemable preferred shares upon exchange (in shares)						(1,729,161)			(1,729,161)
Conversion to ordinary shares							¥ (43,564)
Conversion to ordinary shares (in shares)							(6,916,645)
Foreign exchange impact							¥ 3,989		¥ 3
Balance at end of year								¥ 39,575	¥ 39,575
Balance at end of year (in shares)								6,916,645	6,916,645
Series B
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 16,789	¥ 15,080	¥ 64,056
Balance at beginning of year (in shares)							2,576,483	2,576,483	11,550,000
Issuance of redeemable preferred shares - third party investor (in shares)				11,550,000
Extinguishment of redeemable preferred shares upon repurchase									¥ (48,593)
Extinguishment of redeemable preferred shares upon repurchase (in shares)	(8,413,412)								(8,413,412)
Extinguishment of redeemable preferred shares upon exchange									¥ (3,276)
Extinguishment of redeemable preferred shares upon exchange (in shares)						(560,105)			(560,105)
Change in redemption value							¥ (3,921)	¥ 754	¥ 2,393
Conversion to ordinary shares							¥ (13,600)
Conversion to ordinary shares (in shares)							(2,576,483)
Foreign exchange impact							¥ 732	955	500
Balance at end of year								¥ 16,789	¥ 15,080
Balance at end of year (in shares)								2,576,483	2,576,483
Series B1
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 80,148	¥ 80,148
Balance at beginning of year (in shares)							11,527,742	11,527,742
Issuance of redeemable preferred shares - in relation to business combination									¥ 236,108
Issuance of redeemable preferred shares - in relation to business combination (in shares)			33,959,293						33,959,293
Extinguishment of redeemable preferred shares upon repurchase									¥ (91,847)
Extinguishment of redeemable preferred shares upon repurchase (in shares)	(13,209,358)								(13,209,358)
Extinguishment of redeemable preferred shares upon exchange									¥ (63,800)
Extinguishment of redeemable preferred shares upon exchange (in shares)									(9,222,193)
Conversion to ordinary shares							¥ (88,221)
Conversion to ordinary shares (in shares)							(11,527,742)
Foreign exchange impact							¥ 8,073		¥ (313)
Balance at end of year								¥ 80,148	¥ 80,148
Balance at end of year (in shares)								11,527,742	11,527,742
Series B2
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 67,419	¥ 67,419
Balance at beginning of year (in shares)							10,435,639	10,435,639
Issuance of redeemable preferred shares - in relation to business combination									¥ 165,506
Issuance of redeemable preferred shares - in relation to business combination (in shares)			25,618,413						25,618,413
Extinguishment of redeemable preferred shares upon repurchase									¥ (64,383)
Extinguishment of redeemable preferred shares upon repurchase (in shares)	(9,964,954)								(9,964,954)
Extinguishment of redeemable preferred shares upon exchange									¥ (33,540)
Extinguishment of redeemable preferred shares upon exchange (in shares)									(5,217,820)
Conversion to ordinary shares							¥ (74,209)
Conversion to ordinary shares (in shares)							(10,435,639)
Foreign exchange impact							¥ 6,790		¥ (164)
Balance at end of year								¥ 67,419	¥ 67,419
Balance at end of year (in shares)								10,435,639	10,435,639
Series B3
Movement of the redeemable preferred shares
Issuance of redeemable preferred shares - in relation to business combination									¥ 85,554
Issuance of redeemable preferred shares - in relation to business combination (in shares)			14,045,432						14,045,432
Extinguishment of redeemable preferred shares upon repurchase									¥ (33,281)
Extinguishment of redeemable preferred shares upon repurchase (in shares)	(5,463,340)								(5,463,340)
Extinguishment of redeemable preferred shares upon exchange									¥ (52,268)
Extinguishment of redeemable preferred shares upon exchange (in shares)									(8,582,092)
Foreign exchange impact									¥ (5)
Series B4
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 87,477	¥ 87,477
Balance at beginning of year (in shares)							14,076,620	14,076,620
Issuance of redeemable preferred shares - in relation to business combination									¥ 143,164
Issuance of redeemable preferred shares - in relation to business combination (in shares)			23,037,763						23,037,763
Extinguishment of redeemable preferred shares upon repurchase									¥ (55,692)
Extinguishment of redeemable preferred shares upon repurchase (in shares)	(8,961,143)								(8,961,143)
Conversion to ordinary shares							¥ (96,287)
Conversion to ordinary shares (in shares)							(14,076,620)
Foreign exchange impact							¥ 8,810		¥ 5
Balance at end of year								¥ 87,477	¥ 87,477
Balance at end of year (in shares)								14,076,620	14,076,620
Series B5
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 258,038	¥ 229,683
Balance at beginning of year (in shares)							35,393,262	35,393,262
Issuance of redeemable preferred shares - third party investor (in shares)						35,393,262
Extinguishment of redeemable preferred shares upon exchange									¥ 225,198
Extinguishment of redeemable preferred shares upon exchange (in shares)									35,393,262
Change in redemption value							¥ (21,016)	¥ 13,715	¥ 5,210
Conversion to ordinary shares							¥ (248,455)
Conversion to ordinary shares (in shares)							(35,393,262)
Foreign exchange impact							¥ 11,433	14,640	(725)
Balance at end of year								¥ 258,038	¥ 229,683
Balance at end of year (in shares)								35,393,262	35,393,262
Series C
Movement of the redeemable preferred shares
Balance at beginning of year							¥ 1,738,440	¥ 1,547,383
Balance at beginning of year (in shares)							238,526,241	238,526,241
Issuance of redeemable preferred shares - third party investor									¥ 1,501,167
Issuance of redeemable preferred shares - third party investor (in shares)	238,526,241	238,526,241							238,526,241
Change in redemption value							¥ (141,635)	¥ 92,428	¥ 54,689
Conversion to ordinary shares							¥ (1,673,831)
Conversion to ordinary shares (in shares)							(238,526,241)
Foreign exchange impact							¥ 77,026	98,629	(8,473)
Balance at end of year								¥ 1,738,440	¥ 1,547,383
Balance at end of year (in shares)								238,526,241	238,526,241